Leases - Summary of Movements in Lease Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	$ 3,116
At the end of the financial year	2,953	$ 3,116
Comprising:
Current liabilities	641	686
Non-current liabilities	2,312	2,430
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	3,116	3,019
Additions	870	593
Remeasurements of index-linked freight contracts	(297)	230
Lease payments	(881)	(837)
Foreign exchange movement	(13)	(16)
Amortisation of discounting	169	181
Divestment of subsidiaries and operations	0	(60)
Transfers and other movements	(11)	6
At the end of the financial year	2,953	3,116
Comprising:
Current liabilities	641	686
Non-current liabilities	$ 2,312	$ 2,430